Inventories, Net - Schedule of Inventories (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Schedule of Inventories [Line Items]
Less: Inventory Impairment	$ (2,082,328)	$ (105,176)
Total inventories, net	6,854,055	14,668,535	3,842,072
Smartphones [Member]
Schedule of Inventories [Line Items]
Inventories gross	6,050,444	12,725,500	645,832
Tablets [Member]
Schedule of Inventories [Line Items]
Inventories gross	380,189	273,956	570,441
Laptops and others [Member]
Schedule of Inventories [Line Items]
Inventories gross	$ 2,505,750	$ 1,774,255	$ 2,625,799